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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Krystyniak
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (213) 891-6311
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Ronald J. Krystyniak         Los Angeles, CA    August 10, 2005
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------
    28-                         Oakmont Corporation
       ---------------          ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            44
                                        --------------------

Form 13F Information Table Value Total:       669,212
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------
              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                      COLUMN 2   COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
-------------------------          ---------- --------- -------- ---------------------- ------------ ---------- --------------------
                                    TITLE OF             VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER                     CLASS     CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   NONE   SHARED  SOLE
-------------------------          ----------   --------- -------- --------- ----- ------ ------------ ---------- ------ ------ ----
AIRTRAN HOLDINGS INC                   Common   00949P108   18,442 1,998,100              Other        Oakmont Corporation      Sole
AIRTRAN HOLDINGS INC                   Common   00949P108   10,153 1,100,000              Other        The Cypress Funds LLC    Sole
AMERICA MOVIL - ADR SERIES L Spon   ADR L Shs   02364W105   13,281   222,800              Other        Oakmont Corporation      Sole
AMERICA MOVIL - ADR SERIES L Spon   ADR L Shs   02364W105   11,463   192,300              Other        The Cypress Funds LLC    Sole
BOEING CO                              Common   097023105   34,861   528,200              Other        Oakmont Corporation      Sole
BOEING CO                              Common   097023105   11,213   169,900              Other        The Cypress Funds LLC    Sole
CAMECO CORPORATION                     Common   13321L108   18,867   421,600              Other        Oakmont Corporation      Sole
CAMECO CORPORATION                     Common   13321L108    9,796   218,900              Other        The Cypress Funds LLC    Sole
CATERPILLAR INC                        Common   149123101    9,960   104,500              Other        The Cypress Funds LLC    Sole
COMPUGEN LTD                           Common   M25722105      393   122,825              Other        Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                  Common   22160K105   18,011   402,650              Other        Oakmont Corporation      Sole
COSTCO WHOLESALE CORP                  Common   22160K105   10,825   242,000              Other        The Cypress Funds LLC    Sole
DELPHI FINANCIAL GROUP, INC            Common   247131105   22,240   503,743              Other        Oakmont Corporation      Sole
ENCANA CORP                            Common   292505104   26,628   672,600              Other        Oakmont Corporation      Sole
ENCANA CORP                            Common   292505104   12,669   320,000              Other        The Cypress Funds LLC    Sole
FEDEX CORP                             Common   31428X106    8,101   100,000              Other        The Cypress Funds LLC    Sole
FLEXTRONICS INTL LTD                   Common   Y2573F102   10,779   816,000              Other        Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B    Common   35671D857    3,967   105,954              Other        Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B    Common   35671D857    9,585   256,000              Other        The Cypress Funds LLC    Sole
FUELCELL ENERGY INC                    Common   35952H106    2,001   196,000              Other        Oakmont Corporation      Sole
GENERAL ELECTRIC                       Common   369604103   11,542   333,100              Other        Oakmont Corporation      Sole
GENERAL ELECTRIC                       Common   369604103    7,723   222,900              Other        The Cypress Funds LLC    Sole
HILTON HOTELS CORP                     Common   432848109   18,374   770,400              Other        Oakmont Corporation      Sole
HONEYWELL INTL INC                     Common   438516106   10,989   300,000              Other        The Cypress Funds LLC    Sole
INCO LTD                               Common   453258402    9,505   251,800              Other        The Cypress Funds LLC    Sole
INVESTORS FINANCIAL SERVICES CORP      Common   461915100  135,489 3,582,466              Other        Oakmont Corporation      Sole
INVESTORS FINANCIAL SERVICES CORP      Common   461915100   15,033   397,500              Other        The Cypress Funds LLC    Sole
MANNKIND CORPORATION                   Common   56400P201    1,598   159,000              Other        Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                Common   582411104    6,911   354,236              Other        Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO                Common   582411104   11,228   575,500              Other        The Cypress Funds LLC    Sole
MCMORAN EXPLORATION  CO            NOTE 6.00%   582411AB0    4,148    27,500              Other        Oakmont Corporation      Sole
ROBERT HALF INTERNATIONAL INC          Common   770323103   10,487   420,000              Other        The Cypress Funds LLC    Sole
SEI INVESTMENTS CO                     Common   784117103    2,615    70,000              Other        Oakmont Corporation      Sole
STRATUS PROPERTIES INC                 Common   863167201    1,651    92,755              Other        Oakmont Corporation      Sole
SYMANTEC CORP                          Common   871503108    4,900   225,400              Other        Oakmont Corporation      Sole
SYMANTEC CORP                          Common   871503108    8,133   374,100              Other        The Cypress Funds LLC    Sole
SYNTROLEUM CORP                        Common   871630109   74,911 7,301,240              Other        Oakmont Corporation      Sole
TIFFANY & CO                           Common   886547108      724    22,100              Other        Oakmont Corporation      Sole
TRANSOCEAN INC                         Common   G90078109   16,677   309,000              Other        Oakmont Corporation      Sole
TRANSOCEAN INC                         Common   G90078109    8,851   164,000              Other        The Cypress Funds LLC    Sole
UNIVISION COMMUNICATIONS INC           Common   914906102   11,290   409,800              Other        Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC           Common   914906102   11,103   403,000              Other        The Cypress Funds LLC    Sole
VASOGEN INC                            Common   92232F103   14,527 2,958,700              Other        Oakmont Corporation      Sole
VASOGEN INC                            Common   92232F103    7,568 1,541,300              Other        The Cypress Funds LLC    Sole
                                                           -------
                                                           669,212
                                                           =======
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